LEASE (Tables)	6 Months Ended
Mar. 31, 2024
LEASE
Schedule of weighted average remaining lease term and discount rate

	As of	As of
	March 31,	September 30,
	2024	2023
Operating Lease Assets:
Right-of-use asset	$47,672	$59,300
Total right-of-use asset	47,672	59,300
Lease obligations:
Current lease liabilities	83,089	73,560
Non-current lease liabilities	17,667	24,575
Total Lease liabilities	$100,756	$98,135

Remaining Lease Term Operating Lease	1.75 years	2.25 years
Discount rate	5.5%	5.5%

Schedule of lease liability maturities

Lease liability maturities as of March 31, 2024, are as follows:

Operating,
lease
For the six months ending September 30, 2024	55,393
For the year ending March 31, 2025	27,696
For the year ending March 31, 2026	20,772
Total minimum lease payments	$103,861
Less: Imputed interest	(3,105)
Total	$100,756